Agreements	12 Months Ended
Dec. 31, 2011
Agreements [Abstract]
Agreements
8.	Agreements

a.	LICENSE AGREEMENT WITH BROOKHAVEN. The Company has entered into a license agreement with Brookhaven Science Associates, LLC, as operator of Brookhaven National Laboratory under contract with the United States Department of Energy ("Brookhaven"), whereby the Company has obtained an exclusive license for several patents and patent applications in the U.S. and outside the U.S. relating to the use of vigabatrin as a treatment for cocaine, other addictions and obsessive-compulsive disorders. This license agreement runs concurrently with the term of the last to expire of the licensed patents, the last of which currently expires in 2023. The Company paid a fee to obtain the license in the amount of $50,000. Under the license agreement, the Company has agreed to pay Brookhaven a fee of $100,000 in the year of NDA approval of CPP-109, $250,000 in each of the second and third years following approval and $500,000 per year thereafter until the license agreement expires. The Company is also obligated to reimburse Brookhaven for certain of their patent related expenses. The Company believes that as of December 31, 2011 it had a contingent liability of approximately $166,000 related to this obligation. Of these costs, approximately $69,000 will become payable in six equal monthly installments at the time the Company submits an NDA to the U.S. Food and Drug Administration ("FDA"), and the remaining $97,000 will become payable commencing within 60 days of obtaining FDA regulatory approval to sell any product. The Company also has the right to enter into sub-license agreements, and if it does, a royalty of 20% of any sub-license fees will be payable to Brookhaven.

Brookhaven has formally advised the Company that they believe that the amount potentially due from the Company to Brookhaven for reimbursement of patent related expenses as of December 31, 2011 was approximately $1.3 million. The Company has advised Brookhaven that it disputes their determination of patent-related expenses due under the license agreement. There can be no assurance as to the outcome of this matter. In any event, no patent-related expenses are due to Brookhaven under the license agreement until the submission by the Company of an NDA for CPP-109. As the Company has not yet filed an NDA for CPP-109, no amounts relating to this matter are accrued in the accompanying December 31, 2011 and 2010 balance sheets.

b.	LICENSE AGREEMENT WITH NORTHWESTERN UNIVERSITY. On August 27, 2009, the Company entered into a license agreement with Northwestern University (Northwestern), under which it acquired worldwide rights to commercialize new GABA aminotransferase inhibitors and derivatives of vigabatrin that have been discovered by Northwestern. Under the terms of the license agreement, Northwestern granted the Company an exclusive worldwide license to certain composition of matter patents related to the new class of inhibitors and a patent application relating to derivatives of vigabatrin. The Company has identified and designated the lead compound under this license as CPP-115.

Under the license agreement with Northwestern, the Company will be responsible for continued research and development of any resulting product candidates. As of December 31, 2011, the Company has paid Northwestern $127,872 in connection with the license, and has accrued license fees of $102,500 in the accompanying December 31, 2011 balance sheet for expenses, maintenance fees and milestones. In addition, the Company is obligated to pay certain milestone payments in future years relating to clinical development activities with respect to CPP-115, and royalties on any products resulting from the license agreement. The next milestone payment of $100,000 is due on the earlier of successful completion of the first Phase I clinical trial for CPP-115 or August 27, 2013.

c.	LICENSE AGREEMENT WITH NEW YORK UNIVERSITY AND THE FEINSTEIN INSTITUTE FOR MEDICAL RESEARCH. On December 13, 2011, the Company entered into a license agreement with New York University (NYU) and the Feinstein Institute for Medical Research (FIMR) under which it acquired worldwide rights to commercialize GABA aminotransferase inhibitors in the treatment for Tourette's Syndrome. The Company is obligated to pay certain milestone payments in future years relating to clinical development activities and royalties on any products resulting from the license agreement.

d.	AGREEMENT WITH NIDA. On April 13, 2010, the Company signed a definitive Clinical Trial Agreement (CTA) with the National Institute on Drug Abuse (NIDA) to jointly conduct a U.S. Phase II(b) clinical trial evaluating CPP-109 for the treatment of cocaine addiction (the Phase II(b) Trial). As part of the CTA, NIDA, under their agreement with the Veteran's Administration Cooperative Studies Program (VA), has agreed to provide substantial resources towards the completion of the Phase II(b) Trial. This approximately 200 subject double-blind, placebo-controlled trial is being conducted at twelve leading addiction research facilities across the United States. The Phase II(b) Trial, which is being overseen by the VA, was initiated in November 2010, and the Company expects to have top-line data from the Phase II(b) Trial early in the first quarter of 2013. The Phase II(b) Trial is designed to confirm the safety and efficacy of CPP-109 for the treatment of cocaine addiction and if successful, the Company believes that it will qualify to be one of the adequate and well controlled trials required to support approval of an NDA for CPP-109.

Pursuant to the CTA, the Company has provided the study drug (and matching placebo) for the Phase II(b) Trial and materials required to package them suitably for use in the Phase II(b) Trial. In conjunction with NIDA, the Company has developed the Phase II(b) Trial protocol and informed consent and has submitted such documents to the FDA for review. The Company is also responsible for, among other duties, funding patient recruitment activities and advertising for the Phase II(b) Trial, establishing and funding a contract with a vendor capable of decrypting and converting the visual field data obtained from study subjects into a format analyzable by the VA statisticians who will interpret the study data, and, if requested, funding the treatment costs of up to 25 study subjects. Further, pursuant to the CTA, NIDA has provided input on the protocol and informed consent and, under their agreement with the VA, is funding qualified study sites and investigators. NIDA has also presently contracted to treat more than 200 study subjects. Finally, NIDA, through its agreement with the VA, is providing clinical monitoring for all sites.

The CTA terminates on April 13, 2015 or upon the completion of the Phase II(b) Trial, whichever comes first, except that the CTA may be extended for two further periods of two years each by agreement of the parties if it is necessary to complete the Phase II(b) Trial. Either party may terminate the CTA upon 60 days' notice without cause, or upon 30 days' written notice for cause. Both NIDA and the Company have continuing rights under the CTA if the CTA is terminated. Among other obligations, this includes an obligation of each party to continue their respective obligations under the CTA until all study subjects enrolled in the trial at the time of such termination have completed the study and continuing duties of confidentiality.

As of December 31, 2011, the Company estimates that it will pay approximately $1.4 million of direct costs in connection with contracts related to the Phase II(b) Trial. As of December 31, 2011, the Company had paid approximately $1.0 million of this amount and had accounts payable of approximately $55,000 and accrued expenses of approximately $75,000 in the accompanying December 31, 2011 balance sheet related to these contracts. These amounts exclude internal costs, such as salaries, benefits and other costs of the Company's personnel working on the Phase II(b) Trial.